CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Current Assets:
Cash	$ 579,000	$ 2,424,000
Prepaid expenses and other current assets	46,000	98,000
Security deposit		78,000
Total Current Assets	625,000	2,600,000
Other Assets:
Patent costs - net	3,342,000	3,780,000
Property, plant and equipment - net	1,000	2,000
Deferred offering costs		159,000
Security deposit	78,000
Total Other Assets	3,421,000	3,941,000
Total Assets	4,046,000	6,541,000
Current Liabilities:
Accounts payable - (including related party payables of approx. $1,511,000 and $1,504,000, respectively)	2,127,000	3,185,000
Accrued expenses - (including related party accruals of approx. $45,000 and $58,000, respectively)	85,000	266,000
Accrued salaries and payroll taxes - (including related party accrued salaries of approx. $3,129,000 and $2,953,000, respectively)	3,162,000	3,219,000
Note payable - related party	1,922,000	2,022,000
Total Current Liabilities	7,296,000	8,692,000
Other Liabilities:
Series B 5% convertible preferred stock liability at $1,080 stated value; 1,196 and 0 shares issued and outstanding at June 30, 2019 and 2018, respectively	879,000
Total Liabilities	8,175,000	8,692,000
Commitments and contingencies (Note 8)
Stockholders' Deficiency
Preferred stock, $0.001 par value, 10,000,000 designated shares, no shares issued and outstanding
Additional paid-in capital	90,537,000	83,747,000
Accumulated deficit	(94,596,000)	(85,915,000)
Treasury Stock, at cost (228,218 shares and 0 shares as of June 30, 2019 and 2018, respectively)	(91,000)
Total Stockholders' Deficiency	(4,129,000)	(2,151,000)
Total Liabilities and Stockholders' Deficiency	4,046,000	6,541,000
Common Class A [Member]
Stockholders' Deficiency
Common Stock value	21,000	17,000
Common Class B [Member]
Stockholders' Deficiency
Common Stock value